Nature and Continuance of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature and Continuance of Operations

1.	Nature and Continuance of Operations

Leef Brands Inc. (the “Company”) was incorporated on September 15, 2011, under the laws of the province of British Columbia and is registered extra-provincially under the laws of Ontario. The Company is a cannabis branded products manufacturer based in California. The Company is a public company whose common shares are listed for trading on the Canadian Securities Exchange (“CSE”) under the symbol “LEEF” which became effective December 7, 2022. The head office of the Company is located at Suite 2500 Park Place, 666 Burrard Street, Vancouver, BC V6C 2X8.

These condensed consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal business activities and the realization of assets and discharge of liabilities in the normal course of business. As of March 31, 2026, the Company has an accumulated deficit of $139,803,363 and a working capital surplus of $5,888,291. The Company is actively seeking additional sources of financing. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, within one year of the issuance of the financial statements. Management is aware, in making its assessment, of uncertainties related to events or conditions that may cast substantial doubt upon the entity’s ability to continue as a going concern that these uncertainties are material and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. Accordingly, they do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore to realize its assets and discharge its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. See liquidity section of “Note 2 – Basis of Presentation” for further discussion on liquidity needs.

Reverse recapitalization

On April 20, 2022, the Company acquired all of the common stock of LEEF Holdings, Inc. (“LEEF Holdings”) pursuant to a merger agreement dated January 21, 2022, among the Company, its wholly-owned subsidiary, Icanic Merger Sub, Inc. and LEEF Holdings. The Company issued common shares, which at the time were subject to a contractual hold period in accordance with the terms of the merger agreement, with an initial one-eighth of the shares received to be released on the one-year anniversary of closing and the remaining shares to be released in equal one-eighth installments every three months thereafter.

1.	Nature and Continuance of Operations

Leef Brands Inc. (the “Company”) (Formerly Icanic Brands Company Inc.) was incorporated on September 15, 2011, under the laws of the province of British Columbia and is registered extra-provincially under the laws of Ontario. The Company is a cannabis branded products manufacturer based in California. The Company is a public company whose common shares are listed for trading on the Canadian Securities Exchange (“CSE”) under the symbol “LEEF” which became effective December 7, 2022. The head office of the Company is located at Suite 2500 Park Place, 666 Burrard Street, Vancouver, BC V6C 2X8.

These consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal business activities and the realization of assets and discharge of liabilities in the normal course of business. As of December 31, 2025, the Company has yet to generate a positive net income. The Company is actively seeking additional sources of financing. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, within one year of the issuance of the financial statements. Management is aware, in making its assessment, of uncertainties related to events or conditions that may cast substantial doubt upon the entity’s ability to continue as a going concern that these uncertainties are material and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. Accordingly, they do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore to realize its assets and discharge its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. See liquidity section of “Note 2 – Basis of Presentation” for further discussion on liquidity needs.

Reverse recapitalization

On April 20, 2022, the Company acquired all of the common stock of LEEF Holdings, Inc. (“LEEF”) pursuant to a merger agreement dated January 21, 2022, among the Company, its wholly-owned subsidiary, Icanic Merger Sub, Inc. and LEEF. The Company issued common shares, which at the time were subject to a contractual hold period in accordance with the terms of the merger agreement, with an initial one-eighth of the shares received to be released on the one-year anniversary of closing and the remaining shares to be released in equal one-eighth installments every three months thereafter.

Share Consolidation Plan

On October 29, 2024, the Company announced a 10:1 share consolidation plan. The Consolidation has consolidated the Company’s issued and outstanding common shares based on ten pre-consolidation shares for one post-consolidation share. The Consolidation aims to improve the Company’s capital structure, increase its attractiveness to institutional investors, and provide a more stable trading platform. Upon completion of the Consolidation, the Company had approximately 162,762,651 common shares issued and outstanding, subject to rounding adjustments. The Consolidation took effect November 18, 2024. Accordingly, all periods presented have been adjusted retroactively to reflect the 10:1 share consolidation plan.